EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE
Earnings per common share for all periods presented has been determined by dividing profit available to common shareholders by the weighted average number of common shares outstanding during the period.
The following table sets forth the computation of basic and diluted earnings per share for continuing operations, for the years ended December 31:

Continuing operations	2025	2024	2023
(In millions of U.S. dollars, except per share amounts)

Numerator:
Profit for the period attributable to the owners of the parent	532	415	307

Denominator:
Weighted average common shares outstanding for basic earnings per share (in millions)	1,746	1,770	1,756
Denominator for diluted earnings per share (in millions)	1,794	1,811	1,782

Basic earnings per share	$0.30	$0.23	$0.17
Diluted earnings per share	$0.30	$0.23	$0.17
The following table sets forth the computation of basic and diluted earnings per share for discontinued operations, for the years ended December 31:

Discontinued operations	2025	2024	2023

(In millions of U.S. dollars, except per share amounts)

Numerator:
Loss for the period attributable to the owners of the parent	—	—	(2,835)

Denominator:
Weighted average common shares outstanding for basic earnings per share (in millions)	1,746	1,770	1,756
Denominator for diluted earnings per share (in millions)	1,794	1,811	1,782

Basic (loss)/earnings per share	$—	$—	($1.61)
Diluted (loss)/earnings per share	$—	$—	($1.61)